ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 21, 2022
FILED VIA EDGAR
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668) McElhenny Sheffield Managed Risk ETF (the “Fund”) (S000074297)
Dear Sir or Madam:
Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 844 and Amendment No. 845 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purposes of this filing are to: (1) reflect material changes to the Fund’s principal investment strategy and principal risks previously communicated to shareholders through supplements dated April 29, 2022 to the Fund’s summary prospectus, prospectus, and statement of additional information filed pursuant to Rule 497(e) under the 1933 Act, such changes having become effective May 2, 2022; and (2) make certain other non-material changes to the Fund’s prospectus and SAI.
The Trust anticipates filing a subsequent Post-Effective Amendment with respect to the Fund pursuant to Rule 485(b) on or about February 23, 2023 to reflect changes made in response to comments from the Commission staff and to make other non-material changes to the Fund’s prospectus and SAI.
If you have any questions or require further information, do not hesitate to contact me at (414) 516-1556 or Kathryne.Keough@usbank.com.

Sincerely,

/s/ Kathryne E. Keough
Kathryne E. Keough
U.S. Bank Global Fund Services,
as administrator for the Fund